Consolidated Statements of Changes in Equity	Total USD ($)	Total KRW	Common Stock USD ($)	Common Stock KRW	Preferred Stock USD ($)	Preferred Stock KRW	Additional Paid-in Capital USD ($)	Additional Paid-in Capital KRW	Retained Earnings USD ($)	Retained Earnings KRW	Accumulated Other Comprehensive Income (Loss), Net of Taxes USD ($)	Accumulated Other Comprehensive Income (Loss), Net of Taxes KRW	Treasury Stock USD ($)	Total Group Stockholders' Equity USD ($)	Total Group Stockholders' Equity KRW	Non Controlling Interest USD ($)	Non Controlling Interest KRW
Beginning Balance at Dec. 31, 2007		17,121,542,000,000		1,980,998,000,000		218,555,000,000		7,147,165,000,000		6,801,202,000,000		762,200,000,000	$ (28,000,000)		16,910,092,000,000		211,450,000,000
Beginning Balance (in shares) at Dec. 31, 2007				396,199,587		43,711,000
Comprehensive income:
Net income		1,492,400,000,000								1,480,699,000,000					1,480,699,000,000		11,701,000,000
Foreign currency translation adjustments		142,257,000,000										142,257,000,000			142,257,000,000
Net unrealized gains (losses) on available-for-sale securities		(306,121,000,000)										(308,976,000,000)			(308,976,000,000)		2,855,000,000
Total comprehensive income		1,328,536,000,000								1,480,699,000,000		(166,719,000,000)			1,313,980,000,000		14,556,000,000
Cash dividends ((Won)400 in 2010, (Won) 900 in 2009 and (Won)900 in 2008 per share)		(572,004,000,000)								(572,004,000,000)					(572,004,000,000)
Other changes in noncontrolling interest		86,069,000,000															86,069,000,000
Ending Balance at Dec. 31, 2008		17,964,143,000,000		1,980,998,000,000		218,555,000,000		7,147,165,000,000		7,709,897,000,000		595,481,000,000	KRW (28,000,000)		17,652,068,000,000		312,075,000,000
Beginning Balance (in shares) at Dec. 31, 2008				396,199,587		43,711,000
Cumulative effect of change - adoption of FAS 115-2		0								8,752,000,000		(8,752,000,000)
Adjusted Beginning Balance (in shares)				396,199,587		43,711,000
Adjusted Beginning Balance		17,964,143,000,000		1,980,998,000,000		218,555,000,000		7,147,165,000,000		7,718,649,000,000		586,729,000,000	KRW (28,000,000)		17,652,068,000,000		312,075,000,000
Comprehensive income:
Net income		1,143,525,000,000								1,133,852,000,000					1,133,852,000,000		9,673,000,000
Foreign currency translation adjustments		(68,217,000,000)										(67,906,000,000)			(67,906,000,000)		(311,000,000)
Net unrealized gains (losses) on available-for-sale securities		448,532,000,000										449,990,000,000			449,990,000,000		(1,458,000,000)
Total comprehensive income		1,523,840,000,000								1,133,852,000,000		382,084,000,000			1,515,936,000,000		7,904,000,000
Issuance of common stock (in shares)				78,000,000
Issuance of common stock		1,275,260,000,000		390,000,000,000				885,260,000,000							1,275,260,000,000
Cash dividends ((Won)400 in 2010, (Won) 900 in 2009 and (Won)900 in 2008 per share)		(230,586,000,000)								(230,586,000,000)					(230,586,000,000)
Sale of treasury stock		25,000,000						(3,000,000)					KRW 28,000,000		25,000,000
Changes in the Group's ownership interest in subsidiary		0						5,296,000,000				200,000,000			5,496,000,000		(5,496,000,000)
Other changes in noncontrolling interest		16,708,000,000															16,708,000,000
Ending Balance at Dec. 31, 2009	18,175,652,000	20,549,390,000,000	2,097,115,000	2,370,998,000,000	193,309,000	218,555,000,000	7,109,251,000	8,037,718,000,000	7,625,964,000	8,621,915,000,000	857,080,000	969,013,000,000	KRW 0	17,882,719,000	20,218,199,000,000	292,933,000	331,191,000,000
Beginning Balance (in shares) at Dec. 31, 2009			474,199,587		43,711,000
Cumulative effect of change - adoption of FAS 115-2	(10,546,000)	(11,924,000,000)							(12,303,000)	(13,910,000,000)				(12,303,000)	(13,910,000,000)	1,757,000	1,986,000,000
Adjusted Beginning Balance (in shares)			474,199,587		43,711,000
Adjusted Beginning Balance	18,165,106,000	20,537,466,000,000	2,097,115,000	2,370,998,000,000	193,309,000	218,555,000,000	7,109,251,000	8,037,718,000,000	7,613,661,000	8,608,005,000,000	857,080,000	969,013,000,000	KRW 0	17,870,416,000	20,204,289,000,000	294,690,000	333,177,000,000
Comprehensive income:
Net income	2,495,920,000	2,821,888,000,000							2,515,940,000	2,844,522,000,000				2,515,940,000	2,844,522,000,000	(20,020,000)	(22,634,000,000)
Foreign currency translation adjustments	6,945,000	7,854,000,000									7,029,000	7,949,000,000		7,029,000	7,949,000,000	(84,000)	(95,000,000)
Net unrealized gains (losses) on available-for-sale securities	147,795,000	167,098,000,000									146,788,000	165,960,000,000		146,788,000	165,960,000,000	1,007,000	1,138,000,000
Net gains (losses) on cash flow hedges	(6,222,000)	(7,034,000,000)									(6,222,000)	(7,034,000,000)		(6,222,000)	(7,034,000,000)
Total comprehensive income	2,644,438,000	2,989,806,000,000							2,515,940,000	2,844,522,000,000	147,595,000	166,875,000,000		2,663,535,000	3,011,397,000,000	(19,097,000)	(21,591,000,000)
Issuance of common stock	0	0
Cash dividends ((Won)400 in 2010, (Won) 900 in 2009 and (Won)900 in 2008 per share)	(371,719,000)	(420,266,000,000)							(371,719,000)	(420,266,000,000)				(371,719,000)	(420,266,000,000)
Changes in the Group's ownership interest in subsidiary	(2,204,000)	(2,492,000,000)					(45,000)	(50,000,000)						(45,000)	(50,000,000)	(2,159,000)	(2,442,000,000)
Other changes in noncontrolling interest	91,704,000	103,681,000,000														91,704,000	103,681,000,000
Ending Balance at Dec. 31, 2010	$ 20,527,325,000	23,208,195,000,000	$ 2,097,115,000	2,370,998,000,000	$ 193,309,000	218,555,000,000	$ 7,109,206,000	8,037,668,000,000	$ 9,757,882,000	11,032,261,000,000	$ 1,004,675,000	1,135,888,000,000	$ 0	$ 20,162,187,000	22,795,370,000,000	$ 365,138,000	412,825,000,000
Ending Balance (in shares) at Dec. 31, 2010			474,199,587		43,711,000